RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN	12 Months Ended
Mar. 31, 2018
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Text Block]
NOTE E - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2018 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$9,787,196	$(6,894)	$9,244

Operating limited partnership rents received in advance	13,134	50	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(8,810,810)	(22,179)	(250,346)

Other	14,169,885	733,304	-

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(6,894,299)	(41,124)	-

Excess of tax depreciation over book depreciation on operating limited partnership assets	(2,514,249)	401	-

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(13,573,039)	(17,657)	951,647

Income (loss) for tax return purposes, December 31, 2017	$(7,822,182)	$645,901	$710,545

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2018 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$(59,412)	$943,256	$21,331

Operating limited partnership rents received in advance	-	-	777

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	29,212	(1,156,287)	-

Other	2	(225,288)	(18,366)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(61,031)	(36,752)	(164,872)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(21,871)	(29,857)	(35,635)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(13,333)	(320,484)	(109,573)

Income (loss) for tax return purposes, December 31, 2017	$(126,433)	$(825,412)	$(306,338)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2018 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$34,406	$(35,421)	$3,225,133

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	-	-

Other	-	1,333,631	5,285,281

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	-	(366,786)	(122,997)

Excess of tax depreciation over book depreciation on operating limited partnership assets	-	(91,645)	(35,980)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	151,588	(113,791)	(3,477,575)

Income (loss) for tax return purposes, December 31, 2017	$185,994	$725,988	$4,873,862

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2018 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$(69,919)	$203,747	$240,789

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	80,369	(21,019)

Other	194,238	(129,500)	782,386

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(195,312)	(282,525)	(144,991)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(74,586)	(84,435)	(84,171)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(12,139)	(361,500)	(228,100)

Income (loss) for tax return purposes, December 31, 2017	$(157,718)	$(573,844)	$544,894

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2018 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$(75,968)	$1,576,107	$121,295

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	(1,847,595)	62,127

Other	452,761	(189,392)	(59,893)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(508,072)	(529,903)	(166,677)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(104,750)	(113,242)	(106,881)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(50,514)	(971,004)	(215,225)

Income (loss) for tax return purposes, December 31, 2017	$(286,543)	$(2,075,029)	$(365,254)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2018 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$(73,012)	$2,587,521	$(60,762)

Operating limited partnership rents received in advance	-	-	2,778

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(381,229)	(551,982)	(767,505)

Other	40,711	2,508,317	21,740

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(131,700)	(28,464)	(105,544)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(67,604)	(20,415)	(29,474)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(83,107)	(3,352,191)	(64,237)

Income (loss) for tax return purposes, December 31, 2017	$(695,941)	$1,142,786	$(1,003,004)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2018 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$90,852	$(46,425)	$(48,069)

Operating limited partnership rents received in advance	11,662	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,530,566)	(1,497,751)	(933,785)

Other	1,023,999	1,088,875	-

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(71,171)	(60,830)	-

Excess of tax depreciation over book depreciation on operating limited partnership assets	-	(115,819)	-

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(812,963)	(709,313)	(918,718)

Income (loss) for tax return purposes, December 31, 2017	$(1,288,187)	$(1,341,263)	$(1,900,572)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2018 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$454,012	$814,281	$265,175

Operating limited partnership rents received in advance	(171)	-	(1,477)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(270,989)	(392,649)	-

Other	196,272	278,963	(15,484)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(529,771)	(453,901)	(579,351)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(137,534)	(141,798)	(119,125)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(444,218)	(593,397)	(547,917)

Income (loss) for tax return purposes, December 31, 2017	$(732,399)	$(488,501)	$(998,179)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2018 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$349,598	$(227,804)	$(276,116)

Operating limited partnership rents received in advance	(485)	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	143,797	231,224	281,324

Other	239,450	491,352	85,888

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(638,082)	(407,845)	(897,088)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(139,389)	(294,302)	(260,708)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(961,052)	(87,589)	(156,431)

Income (loss) for tax return purposes, December 31, 2017	$(1,006,163)	$(294,964)	$(1,223,131)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2018 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$(169,749)

Operating limited partnership rents received in advance	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(14,981)

Other	50,638

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(369,510)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(405,429)

Impairment loss not recognized for tax purposes	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(54,246)

Income (loss) for tax return purposes, December 31, 2017	$(963,277)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$15,103,290	$65,321	$(44,938)

Operating limited partnership rents received in advance	155	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(9,530,240)	24,843	(139,128)

Other	8,210,250	522,385	18,446

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(8,901,790)	(106,474)	(39,102)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(2,914,770)	(17,784)	(33,177)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(17,518,111)	(131,295)	1,060

Income (loss) for tax return purposes, December 31, 2016	$(15,551,216)	$356,996	$(236,839)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$(72,794)	$402,128	$(75,371)

Operating limited partnership rents received in advance	-	-	(358)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	29,208	37,362	-

Other	547,008	60,716	30,366

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(45,959)	(159,714)	(185,148)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(19,546)	(28,172)	(52,400)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(31,291)	(703,528)	(10,228)

Income (loss) for tax return purposes, December 31, 2016	$406,626	$(391,208)	$(293,139)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$(51,336)	$(126,723)	$2,675,164

Operating limited partnership rents received in advance	-	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	-	-

Other	65,984	708	3,509,504

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(112,755)	(500,992)	(164,034)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(61,003)	(102,807)	106,695

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(6,578)	(11,559)	(2,896,130)

Income (loss) for tax return purposes, December 31, 2016	$(165,688)	$(741,373)	$3,231,199

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$(64,444)	$(173,797)	$(103,851)

Operating limited partnership rents received in advance	-	8,486	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	(99,313)	69,684

Other	87,980	97,387	21,360

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(198,898)	(531,118)	(187,074)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(70,559)	(111,292)	(104,590)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(10,783)	217,422	(285,411)

Income (loss) for tax return purposes, December 31, 2016	$(256,704)	$(592,225)	$(589,882)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$698,887	$374,024	$(94,282)

Operating limited partnership rents received in advance	-	(1,053)	3,591

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	-	(593,524)	(834,408)

Other	1,772,400	76,514	116,153

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(497,487)	(529,907)	(297,842)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(120,866)	(148,783)	(122,731)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(879,687)	(580,023)	(5,328)

Income (loss) for tax return purposes, December 31, 2016	$973,247	$(1,402,752)	$(1,234,847)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$556,742	$2,641,797	$2,482,508

Operating limited partnership rents received in advance	-	2,642	(1,519)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(248,259)	(1,942,253)	(525,031)

Other	(1,066,168)	1,264,928	889,821

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(136,875)	(40,749)	(131,250)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(70,296)	(79,294)	(29,683)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(647,142)	(2,304,632)	(2,582,560)

Income (loss) for tax return purposes, December 31, 2016	$(1,611,998)	$(457,561)	$102,286

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$2,213,042	$3,212,273	$1,554,531

Operating limited partnership rents received in advance	(6,374)	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(457,692)	(504,647)	(620,973)

Other	1,380,551	2,040,553	(1,571,550)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(141,806)	(144,427)	(13,393)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(20,612)	(112,811)	(13,019)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,854,291)	(2,730,241)	(1,069,742)

Income (loss) for tax return purposes, December 31, 2016	$1,112,818	$1,760,700	$(1,734,146)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$(79,129)	$(137,219)	$(199,189)

Operating limited partnership rents received in advance	(2,549)	-	240

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(178,258)	124,592	(2,141,040)

Other	(2,082,251)	(176,849)	124,991

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(695,283)	(535,125)	(678,898)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(115,566)	(207,789)	(215,303)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(158,655)	(202,362)	(67,226)

Income (loss) for tax return purposes, December 31, 2016	$(3,311,691)	$(1,134,752)	$(3,176,425)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$(246,031)	$(231,517)	$(244,274)

Operating limited partnership rents received in advance	(323)	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(2,289,322)	239,076	282,759

Other	(137,271)	(62,471)	239,056

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(749,824)	(596,043)	(915,282)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(195,524)	(295,249)	(274,370)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	186,238	(128,192)	(137,774)

Income (loss) for tax return purposes, December 31, 2016	$(3,432,057)	$(1,074,396)	$(1,049,885)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2017 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$171,768

Operating limited partnership rents received in advance	(2,628)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	236,084

Other	439,999

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(566,331)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(398,239)

Impairment loss not recognized for tax purposes	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(488,173)

Income (loss) for tax return purposes, December 31, 2016	$(607,520)

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2018 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2017	$14,372,703	$(499,918)	$-

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	54,135,331	346,427	-

Impairment loss in investment in operating limited partnerships	(101,705,964)	(337,192)	-

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2018	(110,689)	(144)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	33,308,619	490,827	-

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2018 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2017	$(959,438)	$(374,542)	$(1,497,270)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	917,196	278,856	2,244,208

Impairment loss in investment in operating limited partnerships	(325,787)	(554,366)	(1,018,072)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2018	(7,927)	5,691	(5,141)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	375,956	644,361	276,275

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2018 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2017	$-	$(4,269,725)	$337,039

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	-	3,965,540	925,221

Impairment loss in investment in operating limited partnerships	-	(902,540)	(2,626,423)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2018	-	(28,901)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	-	1,235,626	1,364,163

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2018 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2017	$(1,677,298)	$(809,909)	$(797,391)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,012,890	2,943,963	1,447,713

Impairment loss in investment in operating limited partnerships	(973,150)	(2,645,150)	(1,571,164)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2018	(33,990)	(39,537)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	671,548	550,633	920,842

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2018 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2017	$(1,472,975)	$2,314,568	$2,108,030

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,336,809	3,691,664	1,423,036

Impairment loss in investment in operating limited partnerships	(3,106,050)	(8,016,312)	(5,228,587)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2018	(740)	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,242,956	2,010,080	1,697,521

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2018 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2017	$1,329,228	$(1,262,041)	$1,059,543

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,445,856	2,119,964	1,076,427

Impairment loss in investment in operating limited partnerships	(3,951,725)	(754,520)	(2,406,542)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2018	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,176,641	(103,403)	270,572

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2018 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2017	$1,720,746	$4,598,836	$-

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,295,610	890,820	-

Impairment loss in investment in operating limited partnerships	(3,023,930)	(7,249,126)	-

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2018	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	7,574	1,759,470	-

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2018 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2017	$706,370	$(2,432,159)	$(576,343)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,760,624	3,298,857	3,931,656

Impairment loss in investment in operating limited partnerships	(5,308,127)	(3,548,252)	(4,092,870)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2018	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,841,133	2,681,554	737,557

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2018 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2017	$3,032,936	$(1,629,402)	$9,271,463

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,470,306	4,653,305	3,073,662

Impairment loss in investment in operating limited partnerships	(8,893,106)	(5,557,696)	(16,583,879)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2018	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,389,864	2,533,793	4,238,754

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2018 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2017	$6,152,355

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,584,721

Impairment loss in investment in operating limited partnerships	(13,031,398)

Historic tax credits - cumulative	-

Less share of loss - three months ended March 31, 2018	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Other	5,294,322

Investments in operating limited partnerships - as reported	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2016	$23,526,808	$(1,140,956)	$(984,278)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	57,696,047	1,066,850	325,745

Impairment loss in investment in operating limited partnerships	(122,872,037)	(337,192)	(38,116)

Historic tax credits - cumulative	978,267	570,617	-

Less share of loss - three months ended March 31, 2017	(183,255)	(7,136)	(15,685)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	40,854,170	(152,183)	712,334

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2016	$(876,538)	$1,392,317	$(1,278,780)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	856,165	970,072	2,267,378

Impairment loss in investment in operating limited partnerships	(325,787)	(2,213,351)	(1,151,381)

Historic tax credits - cumulative	223,537	-	-

Less share of loss - three months ended March 31, 2017	(7,927)	5,691	(841)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	130,550	(154,729)	163,624

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2016	$(268,984)	$(5,065,008)	$(1,594,442)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	456,606	4,815,872	1,317,831

Impairment loss in investment in operating limited partnerships	(1,430,062)	(1,350,275)	(3,487,976)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2017	(31,239)	(45,732)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,273,679	1,645,143	3,764,587

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2016	$(1,601,638)	$(313,449)	$(1,084,631)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,819,446	3,478,199	2,083,473

Impairment loss in investment in operating limited partnerships	(930,910)	(5,444,545)	(2,194,151)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2017	(33,990)	(39,537)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	747,092	2,319,332	1,195,309

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2016	$(1,182,450)	$5,351,336	$2,508,935

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,188,582	3,395,101	1,876,329

Impairment loss in investment in operating limited partnerships	(3,574,025)	(9,175,569)	(6,568,884)

Historic tax credits - cumulative	-	184,113	-

Less share of loss - three months ended March 31, 2017	(6,859)	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,574,752	245,019	2,183,620

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2016	$1,488,403	$(884,003)	$1,174,145

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,354,867	2,237,121	984,727

Impairment loss in investment in operating limited partnerships	(3,951,725)	(2,462,259)	(2,406,542)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2017	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,108,455	1,109,141	247,670

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2016	$1,316,599	$5,168,309	$767,711

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,916,369	866,648	97,796

Impairment loss in investment in operating limited partnerships	(3,922,795)	(7,194,962)	(233,531)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2017	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	689,827	1,160,005	(631,976)

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2016	$1,822,558	$(1,243,644)	$388,430

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,230,853	3,483,277	4,285,267

Impairment loss in investment in operating limited partnerships	(5,441,719)	(5,854,800)	(7,195,970)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2017	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,388,308	3,615,167	2,522,273

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2016	$3,816,055	$(1,407,277)	$10,366,187

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,434,039	4,416,600	2,226,331

Impairment loss in investment in operating limited partnerships	(11,001,252)	(5,442,013)	(16,541,124)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2017	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	2,751,158	2,432,690	3,948,606

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2017 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2016	$6,891,901

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,244,503

Impairment loss in investment in operating limited partnerships	(13,001,121)

Historic tax credits - cumulative	-

Less share of loss - three months ended March 31, 2017	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Other	4,864,717

Investments in operating limited partnerships - as reported	$-